Cost of revenue (Tables)	3 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Schedule of Components Cost of Revenue
The following table represents cost of revenue for the three months ended March 31:

	Three months ended March 31,
	2025	2024
	$	$
Employee salaries and benefits	5,122	4,960
Web hosting fees	1,947	1,460
Third party service fees	3,983	3,202
Other	343	304
	11,395	9,926